Organization and principal activities - Subsidiaries and Consolidated VIE's (Details)	12 Months Ended
Dec. 31, 2024
Shanghai Myhayo Technology Co., Ltd. ("Myhayo")
Ownership:
VIE direct or indirect ownership (as a percent)	36.80%
Anhui Myhayo Technology Co., Ltd. ("Anhui Myhayo")
Ownership:
VIE direct or indirect ownership (as a percent)	36.80%
iClick Interactive Asia Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
China Search (Asia) Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
iClick Interactive (Singapore) Pte. Ltd.
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Search Asia Technology (Shenzhen) Co., Ltd.
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
CMRS Digital Solutions Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Beyond Digital Solutions Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
CruiSo Digital Solutions Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
OptAim (Beijing) Information Technology Co., Ltd. ("OptAim WFOE")
Ownership:
VIE direct or indirect ownership (as a percent)	100.00%